Revenue - Franchisees and distributors (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 9,071,659	¥ 8,978,986	¥ 9,394,911
Products transferred at a point of time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,413,281	8,391,342	8,782,309
Services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	658,378	587,644	612,602
the PRC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,291,219	6,044,100	6,363,998
Other Asian countries excluding the PRC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	961,622	1,428,035	1,738,348
America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	584,630	1,221,058	1,049,334
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	117,214	172,169	124,600
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 116,974	¥ 113,624	¥ 118,631